Cover	Oct. 29, 2023
Cover [Abstract]
Entity Registrant Name	RANGER GOLD CORP.
Entity Central Index Key	0001434740
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 29, 2023
Entity File Number	000-53817
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	74-3206736
Entity Address Address Line 1	20 West Park Avenue
Entity Address Address Line 2	Suite 201
Entity Address City Or Town	Long Beach
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11561
City Area Code	516
Local Phone Number	441-1883
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false